STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION:
Schedule of assumptions used for estimation of fair value of market-based restricted stock units
	YearendedDecember31,
	2011	2010
Expected volatility	67%	81%
Risk-free rate	0.4%	1.1%
Expected dividends	N/A	N/A

Schedule of the status of the Company's nonvested restricted stock units granted pursuant to the plan
		Weighted Average
	Shares	FairValue
	('000)
Nonvested at December31, 2010	1,275	$24.09
Granted	478	37.46
Vested	(558)	11.11
Cancelled	(117)	30.69
Nonvested at December31, 2011	1,078	$36.02

Schedule of assumptions used for estimation of fair value of stock options
Yearended
December31,2009
Expected term (in years)	4.5
Expected volatility	68%
Risk-free rate	2.3%
Expected dividends	N/A

Schedule of status of the Company's options granted pursuant to the plan and changes during the period

			Weighted
		Weighted Average	Average Remaining
		Exercise	Contractual	Aggregate
	Shares	Price	Term	IntrinsicValue
	('000)		(years)	($inmillions)
Outstanding at December31, 2010	3,607	$18.43
Exercised	(1,085)	17.32
Forfeited	(15)	14.61
Outstanding at December31, 2011	2,507	$18.94	3.3	$51.2

Options vested at December31, 2011 and expected to vest in the future (a)	2,501	$18.94	3.3	$51.1

Options exercisable at December31, 2011	2,376	$18.84	3.3	$48.8

(a) The number of options expected to vest takes into account an estimate of expected forfeitures.